November 13, 2017

ADVANTAGE FUNDS, INC.

Dreyfus Opportunistic Midcap Value Fund

(Class A, C, I and Y Shares)

Supplement to Summary and Statutory Prospectus

Dated December 30, 2016

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus.  The team consists of David Daglio, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile.  Mr. Daglio, a senior managing director at TBCAM, has been the fund's primary or lead portfolio manager since August 2005.  Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at TBCAM.  Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008.  Mr. Duncan is a director at TBCAM and has been a portfolio manager of the fund since November 2017.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and TBCAM.  The team consists of David Daglio, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile.  Mr. Daglio, a senior managing director at TBCAM, where he has been employed since 1998, has been the fund's primary or lead portfolio manager since August 2005.  Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at TBCAM, where they have been employed since 2005 and 2006, respectively.  Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008.  Mr. Duncan is a director at TBCAM, where he has been employed since 2005.  Mr. Duncan has been a portfolio manager of the fund since November 2017.  Mr. Daglio, and Messrs. Boyd and Dutile, and Mr. Duncan, also have been employed by Dreyfus since April 2001, December 2008 and December 2014, respectively, and manage the fund in their capacity as employees of Dreyfus.

*****

Effective January 12, 2018, the following information supersedes and replaces the first paragraph in "Principal Investment Strategy" in the summary prospectus and the first paragraph in "Fund Summary – Principal Investment Strategy" in the statutory prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies.  The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Russell Midcap® Value Index, the fund’s benchmark index.  As of September 30, 2017, the market capitalizations of the largest and smallest companies included in the index were approximately $34 billion and $2 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $13 billion and $7 billion, respectively.  The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.

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Effective January 12, 2018, the following information supersedes and replaces the first paragraph in "Fund Details – Goal and Approach" in the statutory prospectus:

The fund seeks to surpass the performance of the Russell Midcap® Value Index.  To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies.  The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Russell Midcap® Value Index, the fund’s benchmark index.  As of September 30, 2017, the market capitalizations of the largest and smallest companies included in the index were approximately $34 billion and $2 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $13 billion and $7 billion, respectively. The fund invests principally in common stocks, but its stock investments also may include preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.

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November 13, 2017

ADVANTAGE FUNDS, INC.

Dreyfus Opportunistic Midcap Value Fund

(Class T Shares)

Supplement to Prospectus

Dated March 31, 2017

The following information supersedes and replaces the second paragraph in "Fund Summary – Portfolio Management" in the fund's prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus. The team consists of David Daglio, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile.  Mr. Daglio, a senior managing director at TBCAM, has been the fund's primary or lead portfolio manager since August 2005.  Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at TBCAM.  Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008.  Mr. Duncan is a director at TBCAM and has been a portfolio manager of the fund since November 2017.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the fund's prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and TBCAM.  The team consists of David Daglio, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile.  Mr. Daglio, a senior managing director at TBCAM, where he has been employed since 1998, has been the fund's primary or lead portfolio manager since August 2005.  Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at TBCAM, where they have been employed since 2005 and 2006, respectively.  Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008.  Mr. Duncan is a director at TBCAM, where he has been employed since 2005.  Mr. Duncan has been a portfolio manager of the fund since November 2017.  Mr. Daglio, and Messrs. Boyd and Dutile, and Mr. Duncan, also have been employed by Dreyfus since April 2001, December 2008 and December 2014, respectively, and manage the fund in their capacity as employees of Dreyfus.

*****

Effective January 12, 2018, the following information supersedes and replaces the first paragraph in "Fund Summary – Principal Investment Strategy" in the fund's prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies.  The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Russell Midcap® Value Index, the fund’s benchmark index.  As of September 30, 2017, the market capitalizations of the largest and smallest companies included in the index were approximately $34 billion and $2 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $13 billion and $7 billion, respectively.  The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.

4059S0317

Effective January 12, 2018, the following information supersedes and replaces the first paragraph in "Fund Details – Goal and Approach" in the fund's prospectus:

The fund seeks to surpass the performance of the Russell Midcap® Value Index.  To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies.  The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Russell Midcap® Value Index, the fund’s benchmark index.  As of September 30, 2017, the market capitalizations of the largest and smallest companies included in the index were approximately $34 billion and $2 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $13 billion and $7 billion, respectively. The fund invests principally in common stocks, but its stock investments also may include preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.

4059S0317

November 13, 2017

ADVANTAGE FUNDS, INC.

Dreyfus Opportunistic Small Cap Fund

(Investor, Class I and Y Shares)

Supplement to Summary and Statutory Prospectuses

dated December 30, 2016

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus. The team consists of David Daglio, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile. Mr. Daglio, a senior managing director at TBCAM, has been the fund's primary or lead portfolio manager since August 2005. Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at TBCAM. Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008. Mr. Duncan is a director at TBCAM and has been a portfolio manager of the fund since November 2017.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and TBCAM. The team consists of David Daglio, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile. Mr. Daglio, a senior managing director at TBCAM, where he has been employed since 1998, has been the fund's primary or lead portfolio manager since August 2005. Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at TBCAM, where they have been employed since 2005 and 2006, respectively. Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008. Mr. Duncan is a director at TBCAM, where he has been employed since 2005. Mr. Duncan has been a portfolio manager of the fund since November 2017. Mr. Daglio, and Messrs. Boyd and Dutile, and Mr. Duncan, also have been employed by Dreyfus since April 2001, December 2008 and December 2014, respectively, and manage the fund in their capacity as employees of Dreyfus.

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